SCHEDULE OF NOTE RECEIVABLE (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Note Receivable
Balance at December 31, 2022	$ 169,300
Repayments	(63,833)	$ (550,000)
Foreign exchange	(687)
Impairment	(104,780)
Balance at September 30, 2023